Acquisitions (Allocation of Purchase Price, Enterprise Information Security Business) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 344,630	$ 29,509	$ 4,628
Enterprise information security business acquired in October 2014 [Member]
Business Acquisition [Line Items]
Cash				50,292
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities				(22,324)
Goodwill				115,757
Deferred tax liability				(2,353)
Non-controlling interest				(30,994)
Total				126,065
Enterprise information security business acquired in October 2014 [Member] | Distributor relationship [Member]
Business Acquisition [Line Items]
Intangible assets				7,006
Enterprise information security business acquired in October 2014 [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets				3,436
Enterprise information security business acquired in October 2014 [Member] | Operating license [Member]
Business Acquisition [Line Items]
Intangible assets				1,808
Enterprise information security business acquired in October 2014 [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets				1,303
Enterprise information security business acquired in October 2014 [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets				1,254
Enterprise information security business acquired in October 2014 [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets				$ 880